ORGANIZATION AND BASIS OF PRESENTATION (Medley LLC Reorganization) (Details)		12 Months Ended
	Sep. 29, 2014 shares	Dec. 31, 2017
Class of Stock [Line Items]
Transfer of units to common stock, prior to fourth anniversary		33.33%
Transfer of units to common stock, prior to fifth anniversary		66.66%
Common Class A [Member]
Class of Stock [Line Items]
Common stock exchange ratio		1
Medley LLC [Member]
Class of Stock [Line Items]
Conversion of pre-IPO interests to LLC Units (in shares)	23,333,333
Basis of exchange of LLC Units for Class A shares		exchange their LLC Units for shares of Medley Management Inc.’s Class A common stock on a one-for-one basis